Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net
,
consisted of the following:

	As of December 31, 2023				As of December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Impairment Amount (iv)	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment Amount (iv)	Net Carrying Amount
Finite-lived intangible assets
VPT (i)	2,586,911	(43,115)	—	2,543,796	2,586,911	(301,806)	—	2,285,105
Robotics platform technology (ii)	777,711	(19,443)	—	758,268	777,711	(97,214)	—	680,497
VMT (i)	—	—	—	—	609,170	(50,764)	—	558,406
Software	542,335	(287,943)	(35,130)	219,262	725,879	(424,821)	(35,130)	265,928
License of maintenance and overhauls	2,290	(2,290)	—	—	2,290	(2,290)	—	—
Others (iii)	12,033	(417)	—	11,616	12,033	(2,143)	—	9,890

Total finite-lived intangible assets	3,921,280	(353,208)	(35,130)	3,532,942	4,713,994	(879,038)	(35,130)	3,799,826

Indefinite-lived intangible assets
Manufacturing license	494,000	—	—	494,000	494,000	—	—	494,000
Surveying and mapping qualification	250,000	—	—	250,000	250,000	—	—	250,000
VMTUD (i)	609,170	—	—	609,170	—	—	—	—
Others (iii)	62,880	—	—	62,880	66,643	—	—	66,643

Total indefinite-lived intangible assets	1,416,050	—	—	1,416,050	810,643	—	—	810,643

Total intangible assets	5,337,330	(353,208)	(35,130)	4,948,992	5,524,637	(879,038)	(35,130)	4,610,469

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Total future amortization expenses for finite-lived intangible assets were estimated as follows:

Within 1 year	549,449
Between 1 and 2 years	520,888
Between 2 and 3 years	507,843
Between 3 and 4 years	499,993
Between 4 and 5 years	436,473
Thereafter	1,285,180

Total	3,799,826